RESTRICTED NET ASSETS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Restricted Assets [Abstract]
Annual after-tax profit percentage	10.00%	10.00%
Registered capital percentage	50.00%	50.00%
Net assets restricted		$ 335,696	$ 335,696